FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial liabilities measured at fair value	$ 6,337	$ 1,275
Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	4,289	1,588
Level 1 [Member] | Derivatives instruments [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	8,558	8,672
Level 2 [Member] | Derivatives instruments [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	15	(64)
Debt securities (corporate and government) [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	4,289	1,588
Debt securities (corporate and government) [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 8,543	$ 8,736